Vanguard® Pennsylvania Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of February 28, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.5%)
Pennsylvania (99.1%)
Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/30	2,685	2,992
Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/30	1,155	1,323
Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/31	1,550	1,722
Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/33	2,035	2,237
Allegheny County Higher Education Building Authority College & University Revenue	5.000%	10/15/37	1,000	1,127
Allegheny County Higher Education Building Authority College & University Revenue VRDO	0.010%	3/1/21	26,300	26,300
Allegheny County Higher Education Building Authority College & University Revenue, Prere.	5.000%	3/1/25	25	29
Allegheny County Higher Education Building Authority College & University Revenue, Prere.	4.000%	3/1/26	10	12
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	2,400	2,752
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	3,000	3,643
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	1,500	1,921
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	3,000	3,630
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	3,200	4,080
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	4,750	5,721
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,500	6,610
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/35	2,530	2,899
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	5,250	6,290

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	10,440	11,920
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	7,250	8,250
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	5,000	5,599
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/39	1,000	1,134
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	19,000	20,751
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/47	21,230	24,744
	Allegheny County PA GO	5.000%	11/1/26	2,540	3,135
	Allegheny County PA GO	4.000%	11/1/30	3,000	3,461
	Allegheny County PA GO	5.000%	12/1/30	1,365	1,580
	Allegheny County PA GO	4.000%	11/1/33	300	356
	Allegheny County PA GO	4.000%	11/1/34	915	1,082
	Allegheny County PA GO	5.000%	12/1/34	1,695	1,958
	Allegheny County PA GO	4.000%	11/1/35	1,225	1,444
	Allegheny County PA GO	5.000%	11/1/41	5,015	6,008
[1]	Allegheny County PA GO, Prere.	5.000%	12/1/22	10,000	10,842
[2]	Allegheny County PA GO, Prere.	5.250%	12/1/23	1,000	1,137
	Allegheny County PA GO, Prere.	5.250%	12/1/23	1,000	1,137
[3,4]	Allegheny County PA Hospital Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.040%	3/1/21	8,200	8,200
	Allegheny County Sanitary Authority Sales Tax Revenue	3.000%	6/1/37	500	539
[1]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/31	805	922
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/35	1,100	1,262
[1]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/35	2,650	3,021
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/35	6,000	7,116
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/36	1,500	1,715
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/38	3,125	3,362
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/39	4,500	4,822
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/40	3,000	3,203
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/40	4,250	4,997
[5]	Allegheny County Sanitary Authority Sewer Revenue	5.250%	12/1/41	3,500	3,934
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/43	3,000	3,573
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/45	2,000	2,310
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/45	2,500	2,955

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/48	7,485	8,352
[1]	Allentown City School District GO	4.000%	2/15/22	2,835	2,926
[1]	Allentown City School District GO	4.000%	2/15/24	550	600
[5]	Allentown City School District GO	5.000%	2/1/31	4,000	5,022
[5]	Allentown City School District GO	5.000%	2/1/32	3,075	3,842
[5]	Allentown City School District GO	5.000%	6/1/32	1,465	1,730
[5]	Allentown City School District GO	4.000%	2/1/34	1,500	1,723
[5]	Allentown City School District GO	5.000%	2/1/34	1,300	1,611
[5]	Allentown City School District GO	4.000%	2/1/35	1,175	1,346
[5]	Allentown City School District GO	5.000%	6/1/35	2,000	2,347
[5]	Allentown City School District GO	4.000%	2/1/36	1,100	1,256
[5]	Allentown City School District GO	5.000%	6/1/36	1,500	1,757
[3]	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	6.000%	5/1/42	2,000	2,419
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/26	1,180	1,239
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/29	250	261
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/35	11,530	11,989
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/42	15,595	16,160
[3]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/32	1,000	1,156
[5]	Altoona Area School District GO	5.000%	12/1/48	1,500	1,743
[1]	Altoona Area School District GO	4.250%	12/1/49	3,500	3,777
[1]	Altoona PA Sewer Revenue GO	3.000%	12/1/35	3,165	3,370
[5]	Armstrong School District GO	5.000%	3/15/31	1,800	2,287
[5]	Armstrong School District GO	3.000%	3/15/32	3,460	3,745
[5]	Armstrong School District GO	3.000%	3/15/33	5,495	5,913
[5]	Armstrong School District GO	3.000%	3/15/34	5,605	6,007
[5]	Armstrong School District GO	4.000%	3/15/41	1,200	1,367
[6]	Avon Grove School District Chester County GO	4.000%	11/15/35	500	594
[6]	Avon Grove School District Chester County GO	4.000%	11/15/36	750	887
[6]	Avon Grove School District Chester County GO	4.000%	11/15/37	1,085	1,280
[6]	Avon Grove School District Chester County GO	4.000%	11/15/38	1,000	1,177
[6]	Avon Grove School District Chester County GO	4.000%	11/15/39	700	822
[6]	Avon Grove School District Chester County GO	4.000%	11/15/40	700	818
[6]	Avon Grove School District Chester County GO	4.000%	11/15/41	560	652
[5]	Beaver County PA GO	4.000%	4/15/30	450	519
[5]	Beaver County PA GO, Prere.	4.000%	4/15/28	835	1,009
[5]	Beaver County PA GO, Prere.	4.000%	4/15/28	50	60
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	700	783
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	375	424
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	2,500	2,747
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	420	466
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/43	500	550
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	830	922
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	2,535	2,760

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/48	1,500	1,645
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	4.000%	11/1/33	2,000	2,102
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/50	7,000	7,612
	Berks County PA GO	4.000%	11/15/24	600	677
	Berks County PA GO	5.000%	11/15/24	500	582
	Berks County PA GO	5.000%	11/15/25	1,545	1,858
[5]	Bermudian Springs School District GO	4.000%	5/1/44	2,500	2,802
	Bethel Park Municipal Authority Sewer Revenue	3.000%	9/1/47	3,210	3,339
	Bethel Park School District GO	4.000%	8/1/31	2,500	2,880
[1]	Blue Mountain School District GO	4.000%	8/1/22	235	247
[1]	Blue Mountain School District GO	4.000%	8/1/23	470	509
[1]	Blue Mountain School District GO	4.000%	8/1/24	500	556
[1]	Blue Mountain School District GO	4.000%	8/1/25	460	523
	Bristol Township School District GO	5.250%	6/1/37	3,000	3,309
[5,6]	Bristol Township School District GO	4.000%	6/1/48	2,000	2,302
	Bucks County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	550	621
	Bucks County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	900	1,012
	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/50	3,000	3,055
	Bucks County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	2,000	2,192
	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	22,700	22,826
[6]	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/51	5,255	5,531
[4]	Bucks County IDA Health, Hospital, Nursing Home Revenue VRDO	0.020%	3/4/21	2,155	2,155
	Bucks County IDA Private Schools Revenue (George School Project)	5.000%	9/15/44	4,965	6,094
[1]	Butler County General Authority Miscellaneous Revenue (South PK School District Project) VRDO	0.040%	3/4/21	4,595	4,595
	Butler County General Authority Miscellaneous Revenue VRDO	0.050%	3/4/21	9,420	9,420
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	525	598
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	490	555
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	540	609
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,670	1,874
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,370	1,531
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	4,430	4,895
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	3,250	3,567
[4]	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	3/4/21	2,300	2,300
[1]	Cambria County PA GO	4.000%	8/1/32	1,000	1,125
[1]	Cambria County PA GO	4.000%	8/1/34	750	835
[1]	Cambria County PA GO	4.000%	8/1/35	700	777
[5]	Canon Mcmillan School District GO	5.000%	12/15/37	3,000	3,426
[1]	Canon Mcmillan School District GO	5.000%	12/1/41	3,000	3,569

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/27	1,530	1,810
Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/30	1,135	1,337
Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/40	4,000	4,681
Capital Region Water Revenue	5.000%	7/15/31	2,350	2,934
Capital Region Water Revenue	5.000%	7/15/32	1,100	1,369
Capital Region Water Revenue	5.000%	7/15/35	500	614
Capital Region Water Revenue	5.000%	7/15/38	1,000	1,217
Capital Region Water Sewer Revenue	5.000%	7/15/31	1,240	1,514
Capital Region Water Sewer Revenue	5.000%	7/15/32	500	609
Capital Region Water Sewer Revenue	5.000%	7/15/33	1,370	1,668
Capital Region Water Sewer Revenue	5.000%	7/15/34	1,000	1,214
Capital Region Water Sewer Revenue	5.000%	7/15/37	1,815	2,186
Capital Region Water Sewer Revenue	5.000%	7/15/42	2,665	3,174
Centennial School District Bucks County GO	5.000%	12/15/33	1,000	1,297
Centennial School District Bucks County GO	5.000%	12/15/34	1,000	1,289
Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue, Prere.	5.375%	12/1/21	3,000	3,116
Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue, Prere.	5.500%	12/1/21	5,000	5,199
Central Dauphin School District GO	4.000%	5/15/32	1,000	1,137
Central Dauphin School District GO	4.000%	5/15/34	1,985	2,246
Central Dauphin School District GO	4.000%	5/15/35	2,325	2,622
Central Dauphin School District GO	4.000%	5/15/37	1,000	1,114
Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	1,500	1,757
Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/47	2,100	2,293
Centre County Hospital Authority Health, Hospital, Nursing Home Revenue (Mount Nittany Medical Center Project), Prere.	7.000%	11/15/21	6,930	7,263
Centre County Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	6,280	6,797
Centre County Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	3,000	3,247
Chartiers Valley School District GO	5.000%	10/15/35	1,160	1,352
Chartiers Valley School District GO	5.000%	10/15/40	2,750	3,176
Cheltenham Township School District GO	5.000%	3/15/38	4,210	4,869
Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	2,675	3,262
Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	2,500	2,921
Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/41	3,450	4,016
Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	2,000	2,240
Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/46	3,415	3,532
Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/47	4,000	4,449
Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	15,000	17,226

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	2,500	2,943
	Chester County IDA Recreational Revenue (Longwood Gardens Project)	5.000%	12/1/39	1,000	1,245
	Chester County IDA Recreational Revenue (Longwood Gardens Project)	4.000%	12/1/49	3,750	4,245
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/29	2,000	2,235
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/33	3,000	3,316
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/45	2,000	2,178
[5]	Coatesville School District GO	0.000%	10/1/33	1,000	674
[6]	Colonial PA School District GO	3.000%	2/15/39	350	371
[6]	Colonial PA School District GO	3.000%	2/15/40	700	739
[6]	Colonial PA School District GO	3.000%	2/15/41	700	737
[6]	Colonial PA School District GO	3.000%	2/15/44	2,500	2,612
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	250	284
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	1,000	1,136
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/30	1,000	1,288
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/30	1,750	2,256
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/31	1,000	1,308
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	4,000	4,950
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	5,125	6,406
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,045	5,017
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	5,100	6,299
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	7,000	8,609
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	10,025	12,268
[1]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	36,550	41,326
	Commonwealth of Pennsylvania COP	5.000%	7/1/29	300	373
	Commonwealth of Pennsylvania COP	5.000%	7/1/30	375	465
	Commonwealth of Pennsylvania COP	5.000%	7/1/31	425	525
	Commonwealth of Pennsylvania COP	5.000%	7/1/34	475	580
	Commonwealth of Pennsylvania COP	5.000%	7/1/35	845	1,028
	Commonwealth of Pennsylvania COP	5.000%	7/1/36	1,000	1,212
	Commonwealth of Pennsylvania COP	5.000%	7/1/37	875	1,056
	Commonwealth of Pennsylvania COP	5.000%	7/1/38	1,000	1,202
	Commonwealth of Pennsylvania GO	5.000%	7/1/21	120	122
	Commonwealth of Pennsylvania GO	5.000%	7/1/21	250	254
	Commonwealth of Pennsylvania GO	5.375%	7/1/21	8,000	8,139
	Commonwealth of Pennsylvania GO	5.000%	3/1/22	10,000	10,483
	Commonwealth of Pennsylvania GO	5.000%	7/1/22	230	245
	Commonwealth of Pennsylvania GO	5.000%	1/1/23	175	190
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	4,000	4,344
	Commonwealth of Pennsylvania GO	5.000%	10/15/23	215	241
	Commonwealth of Pennsylvania GO	5.000%	1/1/24	10	11
	Commonwealth of Pennsylvania GO	5.000%	1/15/24	55	62

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Pennsylvania GO	5.000%	3/15/24	15	17
	Commonwealth of Pennsylvania GO	5.000%	7/15/24	10,000	11,511
	Commonwealth of Pennsylvania GO	5.000%	9/15/24	9,875	11,432
	Commonwealth of Pennsylvania GO	5.000%	7/15/25	15,000	17,812
	Commonwealth of Pennsylvania GO	5.000%	8/15/25	1,420	1,691
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	6,240	7,449
[1]	Commonwealth of Pennsylvania GO	5.000%	9/15/25	2,275	2,733
	Commonwealth of Pennsylvania GO	5.000%	10/15/25	10,000	11,219
	Commonwealth of Pennsylvania GO	5.000%	1/1/26	10,000	12,045
	Commonwealth of Pennsylvania GO	5.000%	7/15/26	5,000	6,116
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	525	645
[1]	Commonwealth of Pennsylvania GO	5.000%	9/15/26	9,050	11,287
	Commonwealth of Pennsylvania GO	5.000%	7/15/27	3,000	3,764
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	10,000	12,343
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	5,000	6,171
	Commonwealth of Pennsylvania GO	5.000%	3/15/28	8,550	10,022
	Commonwealth of Pennsylvania GO	5.000%	7/15/28	5,000	6,414
	Commonwealth of Pennsylvania GO	4.000%	10/15/28	10,000	10,834
	Commonwealth of Pennsylvania GO	4.000%	1/1/29	10,350	12,019
[1]	Commonwealth of Pennsylvania GO	4.000%	8/15/29	6,290	7,115
	Commonwealth of Pennsylvania GO	4.000%	1/1/30	3,500	4,037
	Commonwealth of Pennsylvania GO	4.000%	4/1/30	10,000	10,623
	Commonwealth of Pennsylvania GO	4.000%	6/15/30	10,000	10,923
[1]	Commonwealth of Pennsylvania GO	4.000%	8/15/30	7,640	8,607
	Commonwealth of Pennsylvania GO	5.000%	10/15/30	6,650	7,414
	Commonwealth of Pennsylvania GO	4.000%	2/1/31	17,875	20,281
	Commonwealth of Pennsylvania GO	4.000%	9/15/31	2,500	2,871
	Commonwealth of Pennsylvania GO	5.000%	10/15/31	14,955	16,670
	Commonwealth of Pennsylvania GO	4.000%	2/1/32	18,870	21,342
	Commonwealth of Pennsylvania GO	5.000%	3/1/32	11,225	13,952
	Commonwealth of Pennsylvania GO	5.000%	3/15/32	6,000	6,945
	Commonwealth of Pennsylvania GO	5.000%	8/15/32	8,000	9,367
	Commonwealth of Pennsylvania GO	5.000%	10/15/32	15,000	16,711
	Commonwealth of Pennsylvania GO	4.000%	2/1/33	5,585	6,299
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	20,000	23,483
	Commonwealth of Pennsylvania GO	4.000%	5/1/33	14,350	17,288
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	20,000	23,401
	Commonwealth of Pennsylvania GO	4.000%	3/15/34	2,000	2,208
	Commonwealth of Pennsylvania GO	4.000%	9/15/34	10,000	11,400
	Commonwealth of Pennsylvania GO	4.000%	3/1/35	5,500	6,370
[5]	Commonwealth of Pennsylvania GO	4.000%	3/1/35	15,000	17,512
	Commonwealth of Pennsylvania GO	3.000%	5/1/35	27,410	29,908
	Commonwealth of Pennsylvania GO	4.000%	3/1/36	5,000	5,762
	Commonwealth of Pennsylvania GO	3.000%	9/15/36	745	785
	Commonwealth of Pennsylvania GO	4.000%	3/1/37	10,000	11,467
[5]	Commonwealth of Pennsylvania GO	4.000%	3/1/37	10,000	11,602
	Commonwealth of Pennsylvania GO	4.000%	3/1/38	2,820	3,220
	Commonwealth of Pennsylvania GO	3.000%	5/1/38	12,975	14,000
	Conestoga Valley School District GO	3.000%	2/1/33	1,000	1,071
	Conestoga Valley School District GO	3.000%	2/1/37	1,240	1,321
	Conestoga Valley School District GO	3.000%	2/1/38	850	904
	Conestoga Valley School District GO	3.000%	2/1/39	1,000	1,061
[5]	Connellsville Area School District GO	4.000%	8/15/26	1,685	1,937
[1]	Conrad Weiser Area School District GO	4.000%	9/1/34	3,085	3,531
[1]	Conrad Weiser Area School District GO	4.000%	9/1/35	635	725
	Council Rock School District GO	2.050%	11/15/33	1,085	1,103
	Council Rock School District GO	3.250%	11/15/39	5,010	5,297
	County of Chester PA GO	4.000%	7/15/37	1,185	1,369

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/31	750	878
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/32	800	933
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/34	1,420	1,648
	Cumberland County Municipal Authority College & University Revenue	5.000%	11/1/39	4,685	5,481
	Cumberland County Municipal Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/37	2,000	2,120
	Cumberland County Municipal Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	3,605	3,811
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	1,400	1,623
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	5,000	5,680
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	7,500	8,479
	Cumberland Valley School District GO	5.000%	12/1/30	500	588
	Cumberland Valley School District GO	5.000%	12/1/31	750	882
	Cumberland Valley School District GO	5.000%	12/1/33	1,005	1,180
	Cumberland Valley School District GO	5.000%	12/1/34	1,125	1,319
	Cumberland Valley School District GO	5.000%	12/1/35	1,000	1,170
[3]	Dauphin County General Authority College & University Revenue	6.250%	10/15/53	5,000	5,218
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/30	3,745	4,214
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/31	2,190	2,456
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/32	2,070	2,314
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	5.000%	6/1/35	3,450	4,037
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	5.000%	6/1/42	11,040	11,486
	Delaware County Authority College & University Revenue	5.000%	10/1/34	1,220	1,436
	Delaware County Authority College & University Revenue	5.000%	10/1/35	800	939
	Delaware County Authority College & University Revenue	5.000%	10/1/35	2,215	2,645
	Delaware County Authority College & University Revenue	5.000%	10/1/39	4,500	5,302
	Delaware County Authority College & University Revenue	5.000%	8/1/40	2,500	2,831
	Delaware County Authority College & University Revenue	5.000%	10/1/42	5,030	5,815
	Delaware County Authority College & University Revenue	5.000%	10/1/46	4,970	5,711
	Delaware County Regional Water Quality Control Authority Sewer Revenue	5.000%	5/1/32	3,355	4,086
	Delaware County Regional Water Quality Control Authority Sewer Revenue	5.000%	5/1/40	1,500	1,735
[5]	Delaware County Vocational & Technical School Authority Lease (Appropriation) Revenue	5.000%	11/1/38	1,250	1,382

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/32	3,070	3,764
[5]	Delaware River Joint Toll Bridge Commission Highway Revenue	4.000%	7/1/33	4,000	4,453
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/34	3,250	3,972
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/35	1,000	1,219
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	3,500	4,261
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/42	18,930	22,788
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/44	755	929
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/47	11,500	13,707
[3,4]	Delaware River Joint Toll Bridge Commission Highway Revenue TOB VRDO	0.130%	3/4/21	11,260	11,260
	Delaware River Joint Toll Bridge Commission Highway Revenue, Prere.	5.000%	7/1/25	500	594
	Delaware River Port Authority Highway Revenue	5.000%	1/1/30	3,000	3,852
	Delaware River Port Authority Highway Revenue	5.000%	1/1/31	3,500	3,924
	Delaware River Port Authority Highway Revenue	5.000%	1/1/32	2,750	3,508
	Delaware River Port Authority Highway Revenue	5.000%	1/1/33	5,000	5,599
	Delaware River Port Authority Highway Revenue	5.000%	1/1/34	3,500	3,916
	Delaware River Port Authority Highway Revenue	5.000%	1/1/36	2,000	2,462
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	12,000	13,387
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	2,500	3,062
	Delaware River Port Authority Highway Revenue	5.000%	1/1/38	600	733
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	5,115	5,690
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	1,825	2,219
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/24	3,640	3,882
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/25	2,715	2,885
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/26	3,205	3,397
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/27	1,000	1,057
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/32	6,885	9,713
[7]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	6,170	7,953
[4]	Delaware Valley Regional Finance Authority Miscellaneous Revenue VRDO	0.030%	3/3/21	3,700	3,700
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,730	4,000
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	4,445	4,756
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,170	1,248
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,025	1,090
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	865	918
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	4,000	4,340
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	750	895
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	1,000	1,189

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/35	500	591
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/40	760	887
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/45	3,850	4,110
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/48	7,405	7,862
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	4,000	4,253
	East Hempfield Township IDA College & University Revenue	5.000%	7/1/30	1,280	1,302
	East Hempfield Township IDA College & University Revenue	5.000%	7/1/34	1,000	1,023
	East Hempfield Township IDA College & University Revenue	5.000%	7/1/35	1,250	1,269
	East Hempfield Township IDA College & University Revenue	5.000%	7/1/45	4,325	4,378
	East Hempfield Township IDA Local or Guaranteed Housing Revenue	5.000%	7/1/30	825	851
	East Hempfield Township IDA Local or Guaranteed Housing Revenue	5.000%	7/1/47	3,750	3,831
	East Norriton-Plymouth-Whitpain Joint Sewer Authority Sewer Revenue, Prere.	5.000%	8/1/23	2,500	2,782
	East Norriton-Plymouth-Whitpain Joint Sewer Authority Sewer Revenue, Prere.	5.000%	8/1/23	2,100	2,337
[5]	East Pennsboro Area School District GO	4.000%	10/1/44	2,370	2,685
[5]	East Pennsboro Area School District GO	4.000%	10/1/47	1,750	1,975
[5]	Easton Area Joint Sewer Authority Sewer Revenue	5.000%	12/1/27	250	279
[5]	Easton Area Joint Sewer Authority Sewer Revenue	5.000%	12/1/28	250	279
[4]	Emmaus General Authority Miscellaneous Revenue VRDO	0.020%	3/3/21	5,800	5,800
[1]	Erie City Water Authority Water Revenue	5.000%	12/1/43	1,500	1,822
[5]	Erie City Water Authority Water Revenue	4.000%	12/1/44	2,175	2,474
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/32	1,325	1,501
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/33	1,395	1,573
[1]	Erie School District GO	5.000%	4/1/27	150	184
[1]	Erie School District GO	3.000%	4/1/32	3,360	3,624
[1]	Erie Sewer Authority Lease Revenue	4.000%	12/1/41	3,500	3,899
	Fox Chapel Area School District GO	5.000%	2/1/36	2,000	2,414
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/43	1,100	1,175
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/48	2,300	2,435
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/53	1,900	2,005
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	4,250	5,138
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	1,000	1,275
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/39	4,400	5,240
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	8,000	9,233

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/41	5,000	5,543
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/45	13,000	15,301
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/47	25,030	27,517
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	10,500	11,860
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/50	15,000	18,421
	General Authority of Southcentral Pennsylvania Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	1,000	1,245
	Gettysburg Area School District GO	4.000%	4/1/33	1,085	1,262
	Gettysburg Area School District GO	4.000%	4/1/35	750	865
	Gettysburg Area School District GO	4.000%	4/1/36	1,200	1,379
[1]	Greater Johnstown Water Authority Sewer Revenue	4.000%	8/15/38	1,250	1,428
[1]	Greater Johnstown Water Authority Sewer Revenue	4.000%	8/15/41	1,500	1,702
[1]	Greater Johnstown Water Authority Sewer Revenue	4.000%	8/15/44	1,500	1,690
[1]	Greater Johnstown Water Authority Sewer Revenue	4.000%	8/15/48	3,500	3,915
	Hamburg Area School District GO	5.000%	4/1/21	300	301
	Hamburg Area School District GO	5.000%	4/1/22	300	315
	Hamburg Area School District GO	5.000%	4/1/23	335	367
	Haverford Township PA GO	3.650%	6/1/48	935	1,008
	Haverford Township School District GO	3.000%	3/1/31	3,920	4,286
	Haverford Township School District GO	3.000%	3/1/32	4,050	4,393
	Haverford Township School District GO	3.000%	3/1/33	4,165	4,478
	Haverford Township School District GO	3.000%	3/1/34	55	59
[4]	Haverford Township School District GO VRDO	0.030%	3/4/21	1,800	1,800
	Huntingdon County General Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/46	2,670	2,887
	Lackawanna County IDA College & University Revenue	4.000%	11/1/35	900	993
	Lackawanna County IDA College & University Revenue	4.000%	11/1/36	625	687
	Lackawanna County IDA College & University Revenue	4.000%	11/1/40	4,505	4,900
	Lancaster County PA GO	4.000%	11/1/31	375	443
	Lancaster County PA GO	4.000%	11/1/32	300	352
	Lancaster County PA GO	4.000%	11/1/33	375	436
	Lancaster County PA GO	4.000%	11/1/34	500	576
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	8,825	10,500
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/25	715	778
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/30	750	824
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/31	1,300	1,420
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/32	725	791
[4]	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Homes Project) VRDO	0.020%	3/1/21	14,300	14,300

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lancaster County Solid Waste Management Authority Resource Recovery Revenue	5.250%	12/15/31	4,235	4,789
	Lancaster County Solid Waste Management Authority Resource Recovery Revenue	5.250%	12/15/32	2,600	2,940
	Lancaster County Solid Waste Management Authority Resource Recovery Revenue	5.000%	12/15/33	5,000	5,613
	Lancaster IDA Health, Hospital, Nursing Home Revenue (Garden Spot Village Project), Prere.	5.375%	5/1/23	1,250	1,387
	Lancaster IDA Health, Hospital, Nursing Home Revenue (Garden Spot Village Project), Prere.	5.750%	5/1/23	2,200	2,459
[5]	Lancaster PA GO	4.000%	11/1/31	1,400	1,646
[5]	Lancaster PA GO	4.000%	11/1/32	2,445	2,863
[5]	Lancaster PA GO	4.000%	11/1/33	2,545	2,968
[5]	Lancaster PA GO	4.000%	11/1/34	2,660	3,094
[5]	Lancaster PA GO	4.000%	11/1/35	2,355	2,731
	Lehigh County Authority Water Revenue	0.000%	12/1/24	1,695	1,621
	Lehigh County Authority Water Revenue	5.000%	12/1/43	6,725	7,451
	Lehigh County Authority Water Revenue	5.125%	12/1/47	1,475	1,634
	Lehigh County Authority Water Revenue, Prere.	5.000%	12/1/23	15	17
	Lehigh County Authority Water Revenue, Prere.	5.000%	12/1/23	7,735	8,715
	Lehigh County Authority Water Revenue, Prere.	5.125%	12/1/23	1,700	1,921
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/46	3,685	3,899
[3,4]	Lehigh County General Purpose Hospital Authority Revenue TOB VRDO	0.320%	3/4/21	10,000	10,000
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	5,000	5,154
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	7,000	8,527
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	29,500	32,848
	Lower Paxton Township PA GO, Prere.	5.000%	4/1/24	15	17
[8]	Luzerne County PA GO	5.250%	12/15/21	905	932
	Lycoming County Authority College & University Revenue	5.000%	7/1/30	5,565	5,638
	Lycoming County Authority College & University Revenue (AICUP Financing Program)	4.000%	11/1/24	435	483
	Lycoming County Authority College & University Revenue (AICUP Financing Program)	5.500%	11/1/33	2,935	3,308
	Manheim Township School District GO	4.000%	2/1/31	1,000	1,187
	Manheim Township School District GO	5.000%	2/1/31	1,200	1,421
	Marple Newtown School District GO	3.000%	6/1/44	2,000	2,135
	Mechanicsburg Area School District GO	4.000%	3/1/32	1,580	1,854
	Mechanicsburg Area School District GO	4.000%	3/1/33	1,645	1,908
	Methacton School District GO	4.000%	9/15/41	520	588
	Methacton School District GO	4.000%	9/15/42	565	637
	Methacton School District GO	4.000%	9/15/45	1,000	1,128
	Monroe County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	4,215	4,882
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	10,875	11,516
	Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/29	2,580	2,894
	Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/30	1,000	1,117
	Montgomery County Higher Education and Health Authority College & University Revenue	5.750%	4/1/40	3,000	3,281
	Montgomery County Higher Education and Health Authority College & University Revenue	5.250%	11/1/42	4,000	4,461

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Montgomery County Higher Education and Health Authority College & University Revenue (AICUP Financing Program) PUT	4.000%	5/1/23	1,160	1,216
Montgomery County Higher Education and Health Authority College & University Revenue (Gwynedd Mercy University Project) PUT	3.000%	5/1/21	1,080	1,083
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,165	1,285
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,200	1,318
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,000	1,095
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,000	1,090
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,250	2,559
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,770	2,178
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	25	31
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,210	2,689
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,780	3,374
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	2,500	3,015
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	4,650	5,058
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/43	6,825	8,088
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	2,000	2,202
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/48	3,000	3,189
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/37	1,435	1,643
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/44	4,300	4,796
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	11,255	12,472

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/51	4,455	5,328
Montgomery County Higher Education and Health Authority Private Schools Revenue (Hill School Project)	4.000%	8/15/50	5,730	6,306
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/28	3,795	4,298
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,575	1,663
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/30	5,000	5,613
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,200	1,351
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/36	11,250	12,473
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/38	2,500	2,799
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/1/40	4,750	4,974
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/43	700	793
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/45	8,500	9,313
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	2,600	3,099
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/46	3,300	3,613
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	3,730	4,059
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/48	6,500	7,190
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/21	200	205
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/22	100	105
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/23	225	243
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/24	300	330
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/25	250	280
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/26	350	399
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/27	150	171
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/28	200	226
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/29	100	112

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/30	210	234
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/31	225	250
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/32	100	111
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/33	225	248
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/34	370	407
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/35	570	625
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/36	825	902
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/37	705	769
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/38	400	436
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	5.000%	12/1/44	1,000	1,123
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	5.000%	12/1/49	1,000	1,120
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	6.625%	12/1/21	1,565	1,640
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.000%	4/1/22	4,110	4,326
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,760	3,786
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	4.000%	3/1/49	1,700	1,848
[1]	Montour School District GO	5.000%	4/1/40	3,185	3,679
[1]	Moon Area School District GO	4.000%	11/15/31	2,050	2,367
[1]	Moon Area School District GO	4.000%	11/15/32	1,000	1,150
	Moon IDA Health, Hospital, Nursing Home Revenue	5.625%	7/1/30	1,000	1,071
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	3,500	3,699
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	6,000	6,642
[1]	Mount Union PA Area School District GO	5.000%	9/1/32	1,580	1,962
[1]	Mount Union PA Area School District GO	5.000%	9/1/33	1,655	2,047
[1]	Mount Union PA Area School District GO	5.000%	9/1/34	1,740	2,146
[5]	New Kensington-Arnold School District GO	5.000%	5/15/23	2,025	2,216
[5]	New Kensington-Arnold School District GO	5.000%	5/15/24	2,125	2,406
	Norristown Area School District GO	4.000%	9/1/30	1,000	1,145
	North Allegheny School District GO	3.000%	5/1/32	2,590	2,813
	North Allegheny School District GO	3.000%	5/1/33	2,780	3,006
	North Allegheny School District GO	4.000%	5/1/37	1,065	1,224
	North Allegheny School District GO	4.000%	5/1/38	2,345	2,687
	North Allegheny School District GO	4.000%	5/1/44	1,750	1,974

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northampton County General Purpose Authority College & University Revenue	4.000%	11/15/34	7,535	8,429
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/36	1,500	1,669
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/40	1,760	1,942
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/47	2,000	2,323
	Northampton County General Purpose Authority College & University Revenue (Lafayette College Project) VRDO	0.030%	3/4/21	5,750	5,750
	Northampton County General Purpose Authority College & University Revenue VRDO	0.030%	3/4/21	515	515
	Northampton County General Purpose Authority College & University Revenue, Prere.	5.000%	11/1/23	4,000	4,498
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,975	4,717
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,000	2,359
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	9,555	10,217
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	6,790	7,843
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/43	3,000	3,508
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/46	1,795	2,039
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	3,895	4,194
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,775	1,806
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,000	1,015
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	1,900	2,014
	Northampton Township PA GO	3.625%	5/15/39	2,145	2,289
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Kings College Project)	5.000%	5/1/44	1,000	1,172
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Kings College Project)	5.000%	5/1/49	1,350	1,576
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/25	1,125	1,226
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/29	1,250	1,360
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.250%	3/1/31	1,140	1,252
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/37	3,740	3,979
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.250%	3/1/37	3,000	3,246
[5]	Northern Tioga School District GO	5.000%	4/1/31	700	848
[5]	Northern Tioga School District GO	4.000%	4/1/33	500	561
	Palmer Township PA GO	4.000%	5/15/30	1,495	1,642
[5]	Penn Hills School District GO	3.000%	10/1/30	3,030	3,325
[5]	Penn Hills School District GO	3.000%	10/1/31	4,180	4,563

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Penn Hills School District GO	3.000%	10/1/32	2,845	3,091
[5]	Penn Hills School District GO	3.000%	10/1/33	5,015	5,424
	Penn Manor School District GO	5.000%	3/1/32	1,000	1,217
	Penn Manor School District GO	5.000%	3/1/35	800	968
	Penn Manor School District GO	5.000%	3/1/36	1,700	2,052
	Penn Manor School District GO	5.000%	3/1/38	1,250	1,502
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/29	1,080	923
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/30	3,710	3,061
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.500%	1/1/31	3,000	3,378
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/36	6,045	4,216
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/38	5,525	3,597
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.250%	1/1/44	6,500	7,058
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	5,000	5,656
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	8,000	9,013
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/15/32	2,500	2,859
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	11,405	12,498
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	1,550	1,963
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	4,500	4,888
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/45	5,000	5,535
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/15/45	4,000	4,362
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	10,000	11,156
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/47	10,000	11,154
[3,4]	Pennsylvania GO TOB VRDO	0.060%	3/5/21	3,335	3,335
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/28	3,800	3,776
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/29	1,655	2,003
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/30	3,895	4,469
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/30	2,125	2,438
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/30	1,265	1,443
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	12/1/30	200	257

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/31	4,000	4,537
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/31	1,870	2,125
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	12/1/31	295	377
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/32	1,750	2,019
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/32	3,330	3,730
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	9/1/32	3,965	4,513
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	12/1/32	230	292
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/33	3,520	4,051
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/33	2,310	2,580
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/34	2,575	2,882
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/34	3,000	3,444
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/34	2,940	3,363
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/34	2,200	2,474
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/35	1,870	2,211
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/35	2,275	2,553
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/36	2,305	2,559
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/36	1,400	1,567
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/36	4,895	5,508
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/38	3,950	4,915
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/39	2,000	2,482
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	9/1/39	5,000	5,625
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/40	1,645	1,862
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/41	8,750	10,196
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	2/15/43	7,000	7,808
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	12/1/44	1,000	1,139
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/45	1,405	1,442
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	9/1/45	17,800	19,867
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/46	5,000	6,093
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	12/1/48	2,500	2,837
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.250%	9/1/50	10,000	11,232

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program)	5.000%	11/1/21	1,245	1,265
Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program)	5.000%	11/1/27	1,250	1,287
Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program)	5.000%	11/1/42	535	544
Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	11,120	11,703
Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	11/1/22	1,260	1,359
Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	6/1/23	2,025	2,238
Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	11/1/23	1,265	1,423
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	750	880
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,180	1,381
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	750	874
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	2,695	3,151
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	3,135	3,585
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	785	912
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	11,000	12,781
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	6,000	6,645
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	6,675	7,490
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	6,130	6,470
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/47	7,345	7,538
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	10,000	11,840
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	9,000	10,121
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/49	12,010	14,679
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/31	2,500	2,620

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.700%	10/1/33	5,000	5,330
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.950%	10/1/34	3,000	3,152
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/34	1,000	1,077
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.600%	8/1/35	7,767	8,439
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	10/1/35	2,000	2,024
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/36	5,345	5,513
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	10/1/36	6,795	6,815
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	10/1/39	6,845	7,030
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	10/1/39	3,000	3,138
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	10/1/40	6,000	6,072
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/41	4,000	4,119
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	10/1/42	6,890	7,155
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	10/1/44	6,000	6,209
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	10/1/45	5,000	5,048
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/46	3,000	3,057
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.700%	10/1/47	14,080	14,928
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.030%	3/3/21	600	600
[3,4]	Pennsylvania Housing Finance Agency Single Family Mortgage Local or Guaranteed Housing Revenue TOB VRDO	0.070%	3/5/21	5,725	5,725
[3,4]	Pennsylvania State Turnpike Commission Turnpike Highway Revenue TOB VRDO	0.190%	3/4/21	6,600	6,600
	Pennsylvania State University College & University Revenue	4.000%	9/1/27	7,000	8,163
	Pennsylvania State University College & University Revenue	5.000%	9/1/30	6,900	8,112
	Pennsylvania State University College & University Revenue	5.000%	9/1/33	5,000	5,993
	Pennsylvania State University College & University Revenue	5.000%	9/1/36	4,650	5,693
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/29	3,040	3,714
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/30	7,770	9,457
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	0.000%	12/1/37	2,000	1,251
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/38	3,000	3,693
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/39	3,535	4,331
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	15,205	18,203
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	8,000	9,808

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	17,100	20,339
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	2,305	2,750
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	7,060	8,422
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	5,000	5,916
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,500	3,186
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	9,775	11,205
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	7,090	8,367
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	10,000	11,457
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	9,325	11,509
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/33	5,410	6,433
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	1,250	1,548
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	2,000	2,288
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	9,800	11,221
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	500	633
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/33	2,560	3,055
[1]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	1,325	1,603
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	545	641
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/34	10,000	11,182
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	9,000	11,031
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,000	2,284
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	10,000	11,438
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/34	4,410	5,260
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/35	3,000	3,572
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,500	6,703
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,390	5,196
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,000	6,094
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,000	1,254
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,260	1,484
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	9,790	11,903
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	6,610	7,457

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	4,000	4,512
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	1,360	1,700
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,535	7,926
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	1,315	1,612
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/38	8,145	9,514
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/38	3,500	3,939
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	2,755	3,550
	Pennsylvania Turnpike Commission Highway Revenue	6.375%	12/1/38	5,345	7,030
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	19,950	23,405
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	2,100	2,390
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/39	2,010	2,313
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	7,200	8,290
[5]	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/41	10,220	5,957
	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/41	500	263
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	3,035	3,609
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/42	14,500	16,978
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/42	2,950	3,629
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,275	1,388
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	6,400	7,244
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	6,000	6,791
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	1,890	2,298
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/44	2,640	3,028
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	14,960	17,269
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	4,700	5,442
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	5,515	6,880
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/45	5,000	5,894
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	4,095	4,720
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	16,000	18,731
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/46	7,000	8,607
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	12,500	15,143

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/48	13,750	16,506
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	5,380	6,092
[1]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	5,000	5,704
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/49	5,650	6,883
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/50	9,400	11,654
[3,4]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.070%	3/4/21	7,330	7,330
[1,3,4]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.130%	3/4/21	1,300	1,300
[3,4]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.210%	3/4/21	6,910	6,910
[3,4]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.210%	3/4/21	4,140	4,140
[3,4]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.210%	3/4/21	2,800	2,800
[4]	Pennsylvania Turnpike Commission Highway Revenue VRDO	0.020%	3/4/21	12,500	12,500
[4]	Pennsylvania Turnpike Commission Highway Revenue VRDO	0.030%	3/4/21	26,520	26,520
[9]	Pennsylvania Turnpike Commission Highway Revenue, 4.500% coupon rate effective 12/1/21	0.000%	12/1/34	3,855	4,216
[9]	Pennsylvania Turnpike Commission Highway Revenue, 4.750% coupon rate effective 12/1/21	0.000%	12/1/37	4,060	4,455
[9]	Pennsylvania Turnpike Commission Highway Revenue, 6.100% coupon rate effective 12/1/28	0.000%	12/1/41	9,795	9,429
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	2,140	2,318
[1,3,4]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	0.040%	3/1/21	9,895	9,895
	Peters Township School District Washington County GO	5.000%	9/1/37	3,000	3,717
	Peters Township School District Washington County GO	5.000%	9/1/38	7,555	9,331
[3,4]	Peters Township School District Washington County GO TOB VRDO	0.090%	3/5/21	4,780	4,780
[3]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/40	200	230
[3]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/50	200	227
	Philadelphia Authority for Industrial Development Charter School Aid Revenue (Mast Charter School Project)	5.000%	8/1/50	1,425	1,634
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/29	3,500	4,003
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/31	2,000	2,516
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/32	2,000	2,504
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/36	4,750	5,340
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/37	1,400	1,594
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/38	1,975	2,242
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/40	7,430	8,304

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	5/1/40	1,000	1,117
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/45	13,030	14,525
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	5/1/50	2,000	2,202
	Philadelphia Authority for Industrial Development Government Fund/Grant Revenue	5.000%	11/1/47	5,000	5,704
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,600	4,329
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,180	2,614
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,150	2,437
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,425	2,898
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,780	4,261
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	10,000	11,920
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/47	12,000	14,031
[4]	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue (Gift of Life Donor Program) VRDO	0.030%	3/4/21	190	190
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/27	960	1,146
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/28	3,885	4,626
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/31	1,130	1,344
	Philadelphia Authority for Industrial Development Lease Revenue	5.000%	12/1/37	3,250	3,914
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	7/1/22	10	10
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/22	1,375	1,477
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/28	1,400	1,692
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/30	2,000	2,325
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/30	3,050	3,678
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/31	1,750	2,034
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/31	3,270	3,940
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/32	2,000	2,333
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/33	2,500	3,004
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/34	4,175	5,010
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	4,000	4,806
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/36	1,150	1,341
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	2,000	2,390
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/37	1,350	1,568
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	2,000	2,377
	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	10/1/37	1,120	1,230
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/38	1,500	1,737
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/38	7,375	9,330
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/39	1,400	1,616
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/40	1,550	1,785
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/40	3,000	3,775
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	5,000	5,861
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/45	5,400	6,147
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	11,800	13,819
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/50	5,000	6,163
[4]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	0.030%	3/4/21	9,785	9,785

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,139
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.625%	7/1/42	3,850	4,048
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/1/21	2,500	2,500
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/1/21	31,100	31,100
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/1/21	17,860	17,860
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/1/21	14,630	14,630
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/30	1,345	1,623
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/31	1,800	2,164
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,400	1,678
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/33	1,345	1,563
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/33	750	896
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/34	1,400	1,621
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/36	3,965	4,557
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/37	2,480	2,840
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/39	9,585	10,909
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/42	5,000	5,864
[5]	Philadelphia PA Airport Port, Airport & Marina Revenue	3.000%	7/1/50	10,000	10,184
	Philadelphia PA GO	5.000%	8/1/23	3,800	4,212
	Philadelphia PA GO	5.000%	8/1/26	4,125	5,035
	Philadelphia PA GO	5.000%	2/1/30	2,500	3,216
	Philadelphia PA GO	5.000%	2/1/31	2,500	3,200
	Philadelphia PA GO	5.000%	8/1/31	2,000	2,460
	Philadelphia PA GO	5.000%	8/1/32	4,000	4,705
	Philadelphia PA GO	5.000%	8/1/32	3,000	3,676
	Philadelphia PA GO	5.000%	8/1/32	4,420	5,416
	Philadelphia PA GO	5.250%	7/15/33	3,585	4,045
	Philadelphia PA GO	5.000%	8/1/33	4,000	4,701
[1]	Philadelphia PA GO	5.000%	8/1/35	6,000	7,295
[4]	Philadelphia PA GO VRDO	0.020%	3/4/21	1,550	1,550
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/31	6,210	7,131
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/32	6,440	7,371
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/32	1,000	1,232
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/33	1,765	2,164

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	7/1/34	6,000	6,675
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/34	2,000	2,449
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/34	2,735	3,576
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/34	1,200	1,466
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	2,295	2,968
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/38	2,560	3,300
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	2,355	3,027
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/40	10,000	11,300
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/40	3,195	4,096
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/43	4,375	4,929
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/44	4,000	4,953
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/45	14,000	15,747
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/45	7,805	9,839
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/48	2,000	2,406
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/50	2,500	3,117
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/52	4,000	4,757
	Philadelphia PA Water & Wastewater Water Revenue	5.250%	10/1/52	1,000	1,205
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/53	10,000	12,020
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	8,000	9,819
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.125%	1/1/22	9,000	9,369
[7]	Philadelphia Parking Authority Auto Parking Revenue	5.125%	2/15/24	560	562
	Philadelphia Parking Authority Port, Airport & Marina Revenue	5.125%	9/1/29	5,975	5,993
	Philadelphia Redevelopment Authority Lease Revenue	5.000%	4/15/27	2,000	2,342
	Philadelphia Redevelopment Authority Lease Revenue	5.000%	4/15/28	3,000	3,503
[8]	Philadelphia School District GO	5.000%	6/1/26	5,000	6,010
	Philadelphia School District GO	5.000%	9/1/27	2,415	2,856
	Philadelphia School District GO	5.000%	9/1/28	5,000	6,054
	Philadelphia School District GO	5.000%	9/1/29	2,665	3,140
	Philadelphia School District GO	5.000%	9/1/29	5,135	6,196
	Philadelphia School District GO	5.000%	9/1/31	2,000	2,355
	Philadelphia School District GO	5.000%	9/1/33	1,045	1,294
	Philadelphia School District GO	5.000%	9/1/35	2,500	2,993
	Philadelphia School District GO	5.000%	9/1/35	4,240	5,202
	Philadelphia School District GO	5.000%	9/1/36	2,015	2,407
	Philadelphia School District GO	4.000%	9/1/37	2,300	2,607
	Philadelphia School District GO	5.000%	9/1/37	2,015	2,403
	Philadelphia School District GO	5.000%	9/1/37	3,825	4,667

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia School District GO	4.000%	9/1/38	2,300	2,613
	Philadelphia School District GO	5.000%	9/1/38	2,000	2,380
[1]	Philadelphia School District GO	4.000%	9/1/43	3,160	3,566
	Philadelphia School District GO	5.000%	9/1/44	10,165	12,112
	Pine-Richland School District GO	4.000%	3/1/35	500	587
	Pine-Richland School District GO	4.000%	3/1/36	1,245	1,457
	Pine-Richland School District GO	4.000%	3/1/37	750	874
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/31	1,000	1,228
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/32	500	612
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/34	1,000	1,219
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/36	500	607
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/37	500	603
	Pittsburgh PA GO	4.000%	9/1/31	500	584
	Pittsburgh PA GO	3.000%	9/1/32	500	539
	Pittsburgh PA GO	3.000%	9/1/33	550	590
	Pittsburgh PA GO	5.000%	9/1/34	50	61
	Pittsburgh PA GO	4.000%	9/1/35	750	857
	Pittsburgh PA GO	5.000%	9/1/35	600	735
	Pittsburgh PA GO	4.000%	9/1/36	875	997
	Pittsburgh PA GO	5.000%	9/1/36	825	1,008
	Pittsburgh PA GO	4.000%	9/1/38	500	567
[5]	Pittsburgh PA GO, Prere.	5.000%	9/1/24	1,150	1,334
	Pittsburgh School District GO	4.000%	9/1/33	1,030	1,194
	Pittsburgh School District GO	4.000%	9/1/34	1,710	1,976
	Pittsburgh School District GO	4.000%	9/1/35	1,095	1,242
	Pittsburgh School District GO	4.000%	9/1/35	1,670	1,919
	Pittsburgh School District GO	4.000%	9/1/36	1,220	1,379
	Pittsburgh School District GO	4.000%	9/1/37	1,180	1,330
	Pittsburgh School District GO	4.000%	9/1/38	1,740	1,957
[8]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/27	10,830	9,599
[8]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/29	10,000	8,284
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/30	1,240	1,630
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/31	4,500	6,012
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/32	2,850	3,868
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/34	1,085	1,375
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/36	950	1,137
	Pittsburgh Water & Sewer Authority Water Revenue	5.250%	9/1/36	5,000	5,565
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/37	1,350	1,603
[1]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/39	1,000	1,076
[1]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/40	750	802
	Pittsburgh Water & Sewer Authority Water Revenue	5.250%	9/1/40	5,000	5,558
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/45	2,350	2,714

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/50	2,500	2,880
[5]	Plum Boro PA School District GO, Prere.	5.000%	9/15/23	4,920	5,504
	Pocono Mountains Industrial Park Authority Health, Hospital, Nursing Home Revenue (St. Lukes Hospital-Monroe Project)	5.000%	8/15/40	3,750	4,163
	Pocono Mountains Industrial Park Authority Health, Hospital, Nursing Home Revenue (St. Lukes Hospital-Monroe Project)	4.000%	8/15/45	1,705	1,804
	Pottsville PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	6,275	7,337
	Pottsville PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	14,405	16,718
	Quaker Valley PA School District GO	5.000%	10/1/31	350	460
	Quaker Valley PA School District GO	5.000%	10/1/32	365	477
	Quaker Valley PA School District GO	5.000%	10/1/33	330	430
	Quaker Valley PA School District GO	5.000%	10/1/34	400	519
	Quaker Valley PA School District GO	5.000%	10/1/35	350	453
[1]	Reading School District GO	5.000%	3/1/38	1,750	2,090
[5]	Reading School District GO	4.000%	4/1/44	1,000	1,131
[5]	Schuylkill County Municipal Authority Water Revenue	4.000%	6/15/40	3,650	4,038
	Scranton PA School District GO	4.000%	12/1/40	500	564
	Scranton PA School District GO	4.000%	12/1/45	1,740	1,941
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/37	2,500	2,845
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/30	1,285	1,543
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/31	1,250	1,493
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/29	1,335	1,529
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/30	1,180	1,348
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/31	1,250	1,423
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/32	1,695	1,928
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,480	1,728
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,090	1,257
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/44	5,000	6,129
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/49	11,500	12,978
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	3/1/21	28,850	28,850
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	2,500	2,869
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	1,130	1,297
[3,4]	Southcentral Pennsylvania General Authority Revenue TOB VRDO	0.060%	3/4/21	4,000	4,000
	State College PA Area School District GO	5.000%	5/15/36	375	465

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	State College PA Area School District GO	5.000%	5/15/37	680	841
	State College PA Area School District GO	5.000%	5/15/38	400	494
	State College PA Area School District GO	5.000%	3/15/40	3,000	3,457
[5]	State Public School Building Authority College & University Revenue	4.000%	3/1/31	500	585
	State Public School Building Authority College & University Revenue	5.000%	5/1/33	1,025	1,167
	State Public School Building Authority College & University Revenue	5.500%	5/1/33	6,165	6,800
	State Public School Building Authority College & University Revenue	5.000%	5/1/34	2,125	2,415
	State Public School Building Authority College & University Revenue	5.000%	5/1/35	1,510	1,713
[5]	State Public School Building Authority College & University Revenue (Community College Allegheny County Project)	4.000%	6/15/33	1,000	1,099
[5]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/29	1,210	1,392
[5]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/30	1,055	1,210
	State Public School Building Authority Lease (Appropriation) Revenue (Chester Upland School District Project)	5.250%	9/15/30	3,545	4,395
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/24	2,000	2,263
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	2,940	3,421
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/28	11,410	13,884
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/30	13,000	15,738
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	4,655	5,627
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	3,240	3,912
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/34	6,000	7,230
[1]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/30	3,020	3,638
[1]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/32	2,100	2,526
[1]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/33	1,585	1,904
[1]	State Public School Building Authority Miscellaneous Revenue, Prere.	5.000%	12/1/26	415	514
[1]	State Public School Building Authority Miscellaneous Revenue, Prere.	5.000%	12/1/26	480	594
[1]	State Public School Building Authority Miscellaneous Revenue, Prere.	5.000%	12/1/26	650	805
[5]	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/33	5,000	5,097
	Susquehanna Township School District GO	3.000%	5/15/33	1,500	1,635
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/47	1,600	1,959
[5]	Trinity Area School District GO	4.000%	1/15/35	3,000	3,384
[5]	Trinity Area School District GO	4.000%	1/15/36	3,000	3,374
[5]	Trinity Area School District GO	4.000%	1/15/38	3,700	4,138

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union County Higher Educational Facilities Financing Authority College & University Revenue VRDO	0.010%	3/4/21	1,060	1,060
	Union County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/43	2,945	3,398
	Union County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/48	3,000	3,447
	Unionville-Chadds Ford School District GO	4.000%	6/1/31	4,400	5,110
[1]	Upper Allegheny Joint Sanitary Authority Sewer Revenue	3.000%	9/1/39	1,000	1,058
[6]	Upper Merion Area School District GO	3.000%	1/15/42	2,000	2,108
[6]	Upper Merion Area School District GO	4.000%	1/15/46	3,000	3,428
	Upper Merion PA Area School District GO	5.000%	1/15/34	500	595
	Upper Merion PA Area School District GO	5.000%	1/15/36	1,620	1,871
	Upper St. Clair Township School District GO	3.500%	10/1/37	7,240	7,824
	Upper St. Clair Township School District GO	3.625%	10/1/39	5,000	5,416
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	4.000%	11/1/31	3,440	3,805
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	4.000%	11/1/32	3,110	3,427
	West Bradford Township PA GO	4.000%	12/15/40	745	852
	West Bradford Township PA GO	4.000%	12/15/45	1,395	1,578
	West Bradford Township PA GO	4.000%	12/15/49	1,125	1,269
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/48	2,750	3,027
[5]	West Mifflin School District GO	3.000%	4/1/34	1,300	1,404
[5]	West Mifflin School District GO	3.000%	4/1/38	5,920	6,309
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/22	1,000	1,025
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/25	1,605	1,751
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/30	1,500	1,648
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/35	1,750	1,900
	West Shore PA School District GO	5.000%	11/15/32	600	759
	West Shore PA School District GO	4.000%	11/15/34	640	758
	West Shore PA School District GO	4.000%	11/15/35	540	638
	West Shore PA School District GO	4.000%	11/15/36	1,100	1,294
	West Shore PA School District GO	4.000%	11/15/37	1,000	1,173
	West Shore PA School District GO	4.000%	11/15/38	500	585
	West Shore PA School District GO	4.000%	11/15/40	500	582
	West Shore PA School District GO	4.000%	11/15/45	1,000	1,151
	West Shore PA School District GO	4.000%	11/15/48	1,000	1,146
	West View Municipal Authority Water Revenue	4.000%	11/15/32	1,050	1,224
	West View Municipal Authority Water Revenue	4.000%	11/15/33	1,000	1,158
	West View Municipal Authority Water Revenue	4.000%	11/15/34	1,000	1,154
	West View Municipal Authority Water Revenue	4.000%	11/15/35	1,200	1,378
	West View Municipal Authority Water Revenue	4.000%	11/15/36	2,300	2,622
	West View Municipal Authority Water Revenue	4.000%	11/15/37	2,415	2,731
	West View Municipal Authority Water Revenue	4.000%	11/15/38	1,625	1,833
	West View Municipal Authority Water Revenue	4.000%	11/15/39	1,400	1,574
	West York Area School District GO	5.000%	4/1/33	4,265	4,660
[5]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/34	8,000	8,962

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/35	8,000	8,941
[5]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/42	2,775	3,224
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/37	5,430	6,128
[3]	Westmoreland County PA IDA Revenue	4.720%	7/1/35	6,650	7,224
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/30	2,315	2,661
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/31	2,430	2,785
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/34	1,000	1,141
[5]	Wilkes-Barre PA Area School District GO	5.000%	8/1/27	1,240	1,517
[5]	Wilkes-Barre PA Area School District GO	5.000%	8/1/29	1,860	2,265
[5]	Wilkes-Barre PA Area School District GO	4.000%	4/15/49	2,250	2,504
[5]	Wilkes-Barre PA Area School District GO	4.000%	4/15/54	2,800	3,105
[5]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	2,380	2,858
[5]	William Penn School District GO	3.000%	11/15/34	2,595	2,760
[5]	Woodland Hills School District GO	3.000%	9/1/35	3,620	3,841
	York County PA GO	5.000%	6/1/32	2,875	3,330
	York County PA GO	5.000%	6/1/33	1,020	1,181
	York County PA GO	4.000%	3/1/34	3,000	3,471
	York County PA GO, Prere.	5.000%	6/1/23	5,000	5,533
					4,329,515
Guam (0.0%)
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	210	235
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	1,000	1,115
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	650	750
					2,100
Puerto Rico (0.4%)
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	831	781
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	1,269	1,115
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	2,106	1,740
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	1,750	1,342
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	10,346	11,103
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	1,376	1,477
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	85	92

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	120	130
				17,780
Total Tax-Exempt Municipal Bonds (Cost $4,069,290)				4,349,395
Total Investments (99.5%) (Cost $4,069,290)				4,349,395
Other Assets and Liabilities—Net (0.5%)				19,727
Net Assets (100%)				4,369,122
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Securities with a value of $579,000 have been segregated as initial margin for open futures contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, the aggregate value was $102,749,000, representing 2.4% of net assets.
4	Scheduled principal and interest payments are guaranteed by bank letter of credit.
5	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2021.
7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Step bond.
COP—Certificate of Participation.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2021	540	66,943	(520)
Short Futures Contracts
Ultra Long U.S. Treasury Bond	June 2021	(80)	(15,125)	87
				(433)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	4,349,395	—	4,349,395
Derivative Financial Instruments
Assets
Futures Contracts[1]	87	—	—	87
Liabilities
Futures Contracts[1]	520	—	—	520
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.